Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax at statutory rates	39.80%	39.80%	40.00%
Warrant liability remeasurement	0.00%	0.00%	(3.00%)
NOL not recorded due to 382 limitations	(36.70%)	(39.30%)	(34.00%)
Other	(3.10%)	(0.50%)	(3.00%)
Total tax expense	0.00%	0.00%	0.00%